Customer Deposit - Additional Information (Detail) (Defense Products)	Mar. 31, 2013
Maximum
Deposit Liabilities [Line Items]
Percentage Of Customer Deposit	100.00%
Minimum
Deposit Liabilities [Line Items]
Percentage Of Customer Deposit	20.00%